Employee Benefit Plans (Tables)	12 Months Ended
Jan. 03, 2015
Employee Benefit Plans
Schedule of weighted average assumptions for the stock options and stock appreciation rights grants

Fiscal Year	2014	2013	2012
Risk-free interest rate	0.9%	0.8%	1.1%
Expected term (in years)	3.4	4.7	5.1
Expected volatility	47.1%	55.1%	51.1%
Expected dividend yield	0.0%	0.0%	0.0%
Estimated fair value per stock option/stock appreciation right granted	$38.88	$48.19	$56.08

Summary of stock options and stock appreciation rights activity

Stock Options and Stock Appreciation Rights	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	in thousands			in thousands
Outstanding at December 31, 2011	1,220	$41.20	5.8	$49,125
Granted	279	124.61
Exercised	(386)	30.28		32,201
Forfeited or expired	(74)	98.53

Outstanding at December 29, 2012	1,039	63.56	6.4	36,708
Granted	41	104.62
Exercised	(332)	35.64		24,820
Forfeited or expired	(70)	97.62

Outstanding at December 28, 2013	678	76.15	6.2	31,794
Granted	94	111.90
Exercised	(91)	39.20		6,391
Forfeited or expired	(18)	120.77

Outstanding at January 3, 2015	663	85.08	5.6	20,751

Exercisable at January 3, 2015	479	$73.45	5.1	$20,296

Summary of stock options and stock appreciation rights outstanding and exercisable

The following table summarizes information with respect to stock options and stock appreciation rights outstanding and exercisable at January 3, 2015:

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Number of Shares	Weighted- Average Exercise Price
	in thousands			in thousands
$13.65 - $21.51	56	$15.09	3.6	56	$15.09
$25.77 - $42.76	103	34.94	3.7	103	34.94
$43.92 - $67.10	5	43.92	3.0	5	43.92
$69.53 - $106.40	97	80.86	6.3	95	80.80
$106.89 - $131.46	167	128.10	7.1	114	128.10

Total	428	$79.24	5.6	373	$72.29

Stock Appreciation Rights Outstanding				Stock Appreciation Rights Exercisable
Range of Exercise Prices	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Number of Shares	Weighted- Average Exercise Price
	in thousands			in thousands
$13.65 - $21.51	18	$13.65	2.1	18	$13.65
$25.77 - $42.76	17	35.69	2.5	17	35.68
$43.92 - $67.10	3	67.10	5.5	2	67.10
$69.53 - $106.40	70	93.62	5.6	39	87.56
$106.89 - $131.46	127	117.46	6.5	30	127.16

Total	235	$95.68	5.6	106	$77.52

Summary of restricted stock and restricted stock unit activity

Restricted Stock and Restricted Stock Units	Number of Shares	Weighted-Average Grant Date Fair Value
	in thousands
Nonvested at December 31, 2011	352	$45.70
Granted	102	110.72
Vested	(161)	45.14
Forfeited	(16)	67.62

Nonvested at December 29, 2012	277	68.69
Granted	140	106.76
Vested	(171)	57.83
Forfeited	(27)	86.51

Nonvested at December 28, 2013	219	99.27
Granted	164	110.95
Vested	(115)	90.66
Forfeited	(13)	108.76

Nonvested at January 3, 2015	255	$110.17